Acquisition of businesses (Schedule of Non-Significant Acquisitions) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 5,939	$ 7,078
Franchised Restaurants
Business Acquisition [Line Items]
Property and equipment	413	429
Identifiable intangible assets	56	5,346
Goodwill	0	200
Gain on purchase of franchised restaurants	0	(4,808)
Purchase price	469	1,167
Restaurants sold in exchange	0	(261)
Settlement of franchise receivables	(469)	(36)
Net cash paid at acquisition date	$ 0	$ 870